INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (24,314)	$ (35,970)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,000	1,608
Share-based compensation	2,773	5,638
Change in fair value of warrants liability	(38,539)	(1,880)
Change in fair value of derivative liability	(11,787)	(1,448)
Amortization of discount of convertible promissory note	407	224
Interest expenses	459	433
Impairment of long-lived assets	20,080	0
Decrease in accrued interest on short-term investments	0	168
Decrease (increase) in inventory	3,075	(1,585)
Decrease (increase) in accounts receivable	(42)	455
Increase in other accounts receivable and prepaid expenses	(479)	(4,829)
Change in operating lease right-of-use assets and liabilities, net	1,156	449
Increase (decrease) in trade payables	(3,432)	506
Increase (decrease) in other accounts payable and accrued expenses	2,572	(2,237)
Increase (decrease) in deferred tax liability	(1,782)	436
Net cash used in operating activities	(47,853)	(38,032)
Cash flows from investing activities:
Purchase of property and equipment	(4,615)	(1,916)
Proceeds from short-term investments	0	20,000
Net cash provided by (used in) investing activities	(4,615)	18,084
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, net	34,361	14,463
Proceeds from exercise of options and warrants	1	0
Repayment of short term loan	(18,000)	(15,000)
Proceeds from short term loan	18,000	15,000
Net cash provided by financing activities	34,362	14,463
Decrease in cash, cash equivalents and restricted cash	(18,106)	(5,485)
Cash, cash equivalents and restricted cash at beginning of year	74,772	44,240
Cash, cash equivalents and restricted cash at end of period	56,666	38,755
Non-cash activity:
Purchase of property and equipment in trade payables	307	0
Right-of-use assets obtained in exchange for lease liabilities	309	73
Derecognition of ROU assets and lease liabilities due to lease reassessment	970	0
Share settlement of employee liability	0	770
Issuance costs in other accounts payable and accrued expenses	0	93
Prepaid purchases classified as property and equipment	1,903	0
Supplemental disclosure of cash flows information:
Cash received from interest	1,148	1,785
Cash paid for income taxes	315	305
Interest paid	12	33
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	54,668	36,274
Non-current restricted cash	1,998	2,481
Total cash, cash equivalents and restricted cash	$ 56,666	$ 38,755